Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended			11 Months Ended
	Jan. 28, 2014	Jun. 30, 2015	Jul. 08, 2014	Jun. 30, 2014	Dec. 15, 2014	Dec. 31, 2014
Exercised number of shares		0		141,839
Total amount of shares issued		$ 0		$ 638
Number of restricted common stock issued to employees					1,151,052
Vested restricted stock units		15,000		25,120
Forfeited restricted shares		2,223		4,625
Preferred stock shares outstanding		74,229				75,069
Common stock shares outstanding		107,835,547				105,831,718
Preferred units conversion price		$ 10
Common stock issued upon conversion		840,000
Conversion terms of preferred stock		The shares of convertible preferred stock were converted pursuant to their original terms, which provided that five years after the issuance date of the convertible preferred stock, 30% of the then-outstanding shares of preferred stock shall automatically convert into shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $10.00 per share of common stock.
American Depositary Shares
Sale of stock - Redemption terms		Each of the shares represents 1/100th of a share of the Series G and H, with a liquidation preference of $2,500.00 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.
American Depositary Shares - Series G
Preferred stock shares outstanding		20,000				20,000
Number of shares	2,000,000
Sale of stock - Redemption price per share	$ 2,500
Preferred stock dividend rate percentage	8.75%
Sale of stock - Net proceeds	$ 47,846
American Depositary Shares - Series H
Preferred stock shares outstanding		48,000				48,000
Number of shares			4,800,000
Sale of stock - Redemption price per share			$ 2,500
Preferred stock dividend rate percentage			8.625%
Sale of stock - Net proceeds			$ 115,756
Convertible preferred stock
Preferred stock shares outstanding		6,229				7,069
Preferred stock converted into common shares		840